Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investment assets (at fair value)	$ 14,339,738,805	$ 12,558,192,000
Receivables:
Employee contributions	51,000	67,000
Employer contributions	211,758,000	200,759,000
Notes receivable from participants	31,466,000	31,125,000
Interest and dividends	13,592,000	13,055,000
Due from brokers and other receivables	3,143,000	4,755,000
Total assets	14,599,749,000	12,807,953,000
Liabilities
Investment liabilities (at fair value)	53,660	2,000
Due to brokers and other payables	6,436,000	41,841,000
Accrued expenses	5,235,000	5,167,000
Total liabilities	11,725,000	47,010,000
Net assets available for benefits	$ 14,588,024,000	$ 12,760,943,000